Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operations
Net loss for the year	$ (2,683,523)	$ (3,313,365)	$ (6,635,073)
Items not involving cash:
Depreciation	486	486	485
Share-based payments	90,000	131,314	1,786,445
Loss on marketable securities	21,679	63,513	549,946
Gain on write-down of amounts payable and share subscriptions			(49,134)
Write-down of exploration and evaluation assets	1,050,482	1,036,875	749,771
Flow-through recovery	(218,207)	(159,579)	(717,679)
Changes in non-cash operating assets and liabilities:
Amounts receivable and prepaid expenses	13,378	280,953	668,099
Accounts payable and accrued liabilities	356,915	284,682	(333,822)
Due to related parties	94,646	(111,980)	(130,007)
Cash used in operating activities	(1,274,144)	(1,787,101)	(4,110,969)
Investing activities
Acquisition of exploration and evaluation assets	(65,220)		(52,500)
Proceeds from sale of marketable securities	102,233
Cash provided by (used in) investing activities	37,013		(52,500)
Financing activities
Proceeds from financing	625,000	1,100,000	2,324,999
Share issue costs	(9,000)	(66,000)	(121,200)
Cash provided by financing activities	616,000	1,034,000	2,203,799
Decrease in cash during the year	(621,131)	(753,101)	(1,959,670)
Cash, beginning of the year	951,807	1,704,908	3,664,578
Cash, end of the year	330,676	951,807	1,704,908
Supplemental information:
Shares issued for exploration and evaluation assets	247,500		1,995,416
Fair value of warrants issued in connection with financing	135,126		128,767
Exploration and evaluation assets in accounts payable		37,500
Write-down of accrued exploration and evaluation acquisition costs included in accounts payable			$ 1,834,000